INVESTMENTS - Tongcheng-Elong and MakeMyTrip (Details) ¥ in Millions, $ in Billions		1 Months Ended
	Mar. 01, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2015
INVESTMENTS
Carrying value under equity investments					¥ 33,674		¥ 21,767
MakeMyTrip [Member]
INVESTMENTS
Equity method investment, ownership interest (as a percent)		49.00%				49.00%
Previously held equity investment amount		$ 0.2	¥ 1,800
Newly issued equity investment amount		1.0				¥ 6,900
Total consideration		$ 1.2				¥ 8,700
eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)								38.00%
E-dragon | Other income
INVESTMENTS
Gain from disposal of equity investment	¥ 267			¥ 847
Tongcheng-eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)							27.00%
Carrying value under equity investments					¥ 5,500		¥ 5,300
Total consideration							¥ 1,400